25. EMPLOYEES BENEFITS PLANS (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
FAF [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 3,194.0	R$ 3,077.4
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	9.36%	10.90%
FAF [Member] | Fixed income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 2,306.7	R$ 2,238.1
Percentage of plan assets at fair value	72.20%	72.70%
FAF [Member] | Variable income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 362.5	R$ 363.6
Percentage of plan assets at fair value	11.30%	11.80%
FAF [Member] | Real estate [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 271.2	R$ 197.7
Percentage of plan assets at fair value	8.50%	6.40%
FAF [Member] | Structured investments [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 233.5	R$ 257.5
Percentage of plan assets at fair value	7.30%	8.40%
FAF [Member] | Transactions with participants [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 20.1	R$ 20.4
Percentage of plan assets at fair value	0.70%	0.70%
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 27.9	R$ 26.7
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	7.50%	8.92%
Plans I and II [Member] | Fixed income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 24.0	R$ 23.1
Percentage of plan assets at fair value	86.40%	86.40%
Plans I and II [Member] | Variable income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 2.3	R$ 2.5
Percentage of plan assets at fair value	8.10%	9.30%
Plans I and II [Member] | Real estate [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value
Percentage of plan assets at fair value	0.00%	0.00%
Plans I and II [Member] | Structured investments [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 1.5	R$ 1.1
Percentage of plan assets at fair value	5.30%	4.10%
Plans I and II [Member] | Transactions with participants [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 0.1
Percentage of plan assets at fair value	0.20%	0.20%